Allowance for Loan Losses - Performing and Nonperforming Loans (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment [Line Items]
Performing	$ 156,305	$ 171,642
Nonperforming	19	293
Total	156,324	171,935
Residential Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Performing	145,879	159,291
Nonperforming	6	292
Total	145,885	159,583
Real Estate Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Performing	1,730	2,324
Total	1,730	2,324
Consumer and Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Performing	8,696	10,027
Nonperforming	13	1
Total	$ 8,709	$ 10,028